Registration Nos. 002-98326

811-04323

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 123	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST I

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02116

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NATIXIS FUNDS TRUST I

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of April, 2016.

NATIXIS FUNDS TRUST I

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President, Chief Executive Officer and Trustee	April 20, 2016

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	April 20, 2016

Kevin P. Charleston*
Kevin P. Charleston	Trustee	April 20, 2016

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	April 20, 2016

Edmond J. English*
Edmond J. English	Trustee	April 20, 2016

Richard A. Goglia*
Richard A. Goglia	Trustee	April 20, 2016

John T. Hailer*
John T. Hailer	Trustee	April 20, 2016

Wendell J. Knox*
Wendell J. Knox	Trustee	April 20, 2016

Martin T. Meehan*
Martin T. Meehan	Trustee	April 20, 2016

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	April 20, 2016

Erik R. Sirri*
Erik R. Sirri	Trustee	April 20, 2016

Peter J. Smail*
Peter J. Smail	Trustee	April 20, 2016

Cynthia L. Walker*
Cynthia L. Walker	Trustee	April 20, 2016

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact [1]
April 20, 2016

[1]	Powers of Attorney for John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 74 to the Registration Statement filed on July 17, 2008. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 79 to the Registration Statement filed on November 23, 2009. Powers of Attorney for Erik R. Sirri and Peter J. Smail are incorporated by reference to exhibits (q)(5) and (q)(6) to PEA No. 80 to the Registration Statement filed on December 11, 2009. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 98 to the Registration Statement filed on November 29, 2012. Power of Attorney for Edmond J. English is incorporated by reference to exhibit (q)(10) to PEA No. 101 to the Registration Statement filed on January 28, 2013. Power of Attorney for Richard A. Goglia is incorporated by reference to exhibit (p)(10) to PEA No. 110 to the Registration Statement filed on January 28, 2015. Power of Attorney for Kevin P. Charleston is incorporated by reference to exhibit (p)(11) to PEA No. 115 to the Registration Statement filed on August 28, 2015.

Natixis Funds Trust I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase